CONSOLIDATED BALANCE SHEETS [PARENTHETICAL] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares, Issued	24,332,098	18,807,500	17,932,500
Common Stock, Shares, Outstanding	24,332,098	18,807,500	17,932,500
Temporary Equity, Shares Outstanding		25,000	25,000